Marketable Securities (Tables)	9 Months Ended
Dec. 31, 2023
Marketable Securities
Schedule of Marketable securities
	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase (Decrease)
	(#)	($)	($)	($)
Carlyle Commodities Corp – Shares	550,000	907,500	66,000	(841,500)
Carlyle Commodities Corp – Warrants	550,000	727,000	17,000	(710,000)
Other	1,329,189	14,237	13,837	(400)
Total	2,429,189	1,648,737	96,837	(1,551,900)